INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (575)	$ (287)	$ 809
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(8)	(9)	37
Differences between statutory rate and future tax rate and tax rate changes	10	(142)	(7)
Subsidiaries’ income taxed at different rates	29	81	10
Non-deductible expenses	426	271	(763)
Other	0	(1)	(13)
Total income tax recovery (expense)	$ (118)	$ (87)	$ 73
Effective income tax rate	6.00%	8.60%	2.50%